John Hancock Funds II

601 Congress Street

Boston, MA 02210

April 5, 2017

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	John Hancock Funds II (the “Trust”)

Multi-Index Lifetime Portfolios (the “Funds”)

File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the form of Prospectus and Statement of Additional Information for Class R4 shares of the Funds, dated March 31, 2017, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 190 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on March 31, 2017 via EDGAR.

If you have any questions or comments, please call me at (617) 572-0138.

/s/Ariel Ayanna

Ariel Ayanna
Assistant Secretary